Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
	December 31, 2022
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$ —	$ 2,015	$ 15	$ 2,030
Foreign corporate	—	649	22	671
CMBS	—	317	—	317
ABS	—	270	11	281
RMBS	—	275	—	275
State and political subdivision	—	245	—	245
U.S. government and agency	144	48	—	192
Foreign government	—	13	1	14
Total fixed maturity securities	144	3,832	49	4,025
Equity securities	—	—	4	4
Short-term investments	—	—	—	—
Derivative assets: (1)
Interest rate	—	12	—	12
Foreign currency exchange rate	—	23	—	23
Equity market	—	230	—	230
Total derivative assets	—	265	—	265
Embedded derivatives within asset host contracts (2)	—	—	255	255
Separate account assets	—	3,922	—	3,922
Total assets	$ 144	$ 8,019	$ 308	$ 8,471
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate	$ —	$ —	$ —	$ —
Equity market	—	107	—	107
Total derivative liabilities	—	107	—	107
Embedded derivatives within liability host contracts (2)	—	—	508	508
Total liabilities	$ —	$ 107	$ 508	$ 615

	December 31, 2021
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$ —	$ 2,422	$ 21	$ 2,443
Foreign corporate	—	679	14	693
CMBS	—	349	—	349
ABS	—	303	10	313
RMBS	—	279	—	279
State and political subdivision	—	303	—	303
U.S. government and agency	148	144	—	292
Foreign government	—	23	2	25
Total fixed maturity securities	148	4,502	47	4,697
Equity securities	—	—	3	3
Short-term investments	13	—	—	13
Derivative assets: (1)
Interest rate	—	2	—	2
Foreign currency exchange rate	—	11	—	11
Equity market	—	329	—	329
Total derivative assets	—	342	—	342
Embedded derivatives within asset host contracts (2)	—	—	351	351
Separate account assets	—	5,149	—	5,149
Total assets	$ 161	$ 9,993	$ 401	$ 10,555
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate	$ —	$ 1	$ —	$ 1
Equity market	—	140	—	140
Total derivative liabilities	—	141	—	141
Embedded derivatives within liability host contracts (2)	—	—	762	762
Total liabilities	$ —	$ 141	$ 762	$ 903
(1)
Derivative assets are reported in other invested assets and derivative liabilities are reported in other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.
(2)
Embedded derivatives within asset host contracts are reported in premiums, reinsurance and other receivables.
Embedded derivatives within liability host contracts are reported in policyholder account balances.

Fair Value Measurement Inputs and Valuation Techniques
Certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) were as follows at:

			December 31, 2022			December 31, 2021
	Valuation Techniques	Significant Unobservable Inputs	Range			Range			Impact of Increase in Input on Estimated Fair Value
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	• Option pricing techniques	• Mortality rates	0.03%	-	12.62%	0.03%	-	12.62%	Decrease (1)
		• Lapse rates	0.30%	-	14.50%	0.30%	-	14.50%	Decrease (2)
		• Utilization rates	0.00%	-	25.00%	0.00%	-	25.00%	Increase (3)
		• Withdrawal rates	0.25%	-	10.00%	0.25%	-	10.00%	(4)
		• Long-term equity volatilities	16.46%	-	22.01%	16.44%	-	22.16%	Increase (5)
		• Nonperformance risk spread	0.00%	-	1.98%	(0.38) %	-	1.49%	Decrease (6)
(1)
Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits.
Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.
(2)
The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.
(3)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100%
utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder.
(4)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase
(decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.
(5)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.
(6)
Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The changes in assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3) were summarized as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	Structured Securities	Foreign Government	Equity Securities	Net Embedded Derivatives (2)
	(In millions)
Balance, January 1, 2021	$ 26	$ 6	$ —	$ —	$ 70
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	—	—	—	—	(445)
Total realized/unrealized gains (losses) included in AOCI	—	—	—	—	—
Purchases (5)	19	10	2	3	—
Sales (5)	—	(3)	—	—	—
Issuances (5)	—	—	—	—	—
Settlements (5)	—	—	—	—	(36)
Transfers into Level 3 (6)	6	—	—	—	—
Transfers out of Level 3 (6)	(16)	(3)	—	—	—
Balance, December 31, 2021	35	10	2	3	(411)
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	—	—	—	—	279
Total realized/unrealized gains (losses) included in AOCI	(6)	—	(1)	—	—
Purchases (5)	15	1	—	1	—
Sales (5)	(5)	—	—	—	—
Issuances (5)	—	—	—	—	—
Settlements (5)	—	—	—	—	(121)
Transfers into Level 3 (6)	4	—	—	—	—
Transfers out of Level 3 (6)	(6)	—	—	—	—
Balance, December 31, 2022	$ 37	$ 11	$ 1	$ 4	$ (253)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2020 (7)	$ —	$ —	$ —	$ —	$ (111)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2021 (7)	$ —	$ —	$ —	$ —	$ (475)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2022 (7)	$ —	$ —	$ —	$ —	$ 154
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2020 (7)	$ —	$ —	$ —	$ —	$ —
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2021 (7)	$ —	$ —	$ —	$ —	$ —
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2022 (7)	$ (6)	$ —	$ —	$ —	$ —
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Fixed Maturity Securities
	Corporate (1)	Structured Securities	Foreign Government	Equity Securities	Net Embedded Derivatives (2)
(In millions)
Gains (Losses) Data for the year ended December 31, 2020:
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	$ —	$ —	$ —	$ —	$ (66)
Total realized/unrealized gains (losses) included in AOCI	$ —	$ —	$ —	$ —	$ —
(1)
Comprised of U.S. and foreign corporate securities.
(2)
Embedded derivative assets and liabilities are reported net for purposes of the rollforward.
(3)
Amortization of premium/accretion of discount is included in net investment income. Changes in the allowance for credit losses and direct write offs are charged to net income (loss) on securities are included in net investment gains (losses).
Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/
unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains
(losses).
(4)
Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.
(5)
Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.
(6)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.
(7)
Changes in unrealized gains (losses) included in net income (loss) for fixed maturities are reported in either net investment income or net investment gains (losses). Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

December 31, 2022
Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
(In millions)
Assets
Mortgage loans	$ 1,218	$ —	$ —	$ 1,078	$ 1,078
Premiums, reinsurance and other receivables	$ 440	$ —	$ 2	$ 438	$ 440
Liabilities
Policyholder account balances	$ 784	$ —	$ —	$ 764	$ 764
Short term debt	$ 125	$ —	$ —	$ 125	$ 125
Other liabilities	$ 478	$ —	$ 49	$ 429	$ 478

December 31, 2021
Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
(In millions)
Assets
Mortgage loans	$ 811	$ —	$ —	$ 839	$ 839
Premiums, reinsurance and other receivables	$ 448	$ —	$ 3	$ 445	$ 448
Liabilities
Policyholder account balances	$ 853	$ —	$ —	$ 845	$ 845
Other liabilities	$ 438	$ —	$ 2	$ 436	$ 438